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                                                                   HARTFORD LIFE





                                                                Sharon Loghmani
                                                                Legal Specialist

August 30, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Two ("Registrant")
     The Director SELECT
     File No. 33-73570

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

         1. The form of Prospectus supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

         2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 29, 2001.

If you have any additional questions, please feel free to contact me at (860) 843-5910.

Yours sincerely,

/s/ Sharon Loghmani

Sharon Loghmani

Enclosure